Taxation - Changes to Uncertain Tax Positions, Excluding Interest and Penalties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes to liabilities related to unrecognized tax benefits, excluding interest and penalties [Roll Forward]
Balance at the beginning of the period	$ 44	$ 9	$ 9
Increases as a result of positions taken in prior periods	23	35	0
Increases as a result of positions taken during the current period	0	2	0
Decreases as a result of positions taken in prior periods	(9)	(2)	0
Decreases as a result of positions taken in the current period	0	0	0
Decreases due to settlements	(3)	0	0
Balance at the end of the period	$ 55	$ 44	$ 9